DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summarized Financial Information for Aforementioned Derivative Financial Instruments
Summarized financial information for all of the aforementioned derivative financial instruments is shown below:

	Years Ended December 31,
	2019	2018	2017
Non-cash loss from change in fair value recorded in Other, net	$(1,538)	$(1,362)	$(1,503)
Loss reclassified from comprehensive loss to Other, net	$—	$—	$(118)
Net cash settlement	$(1,054)	$(1,371)	$(1,602)